Related party transactions - Narrative (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Associates and Joint Ventures
Disclosure of transactions between related parties [line items]
Recognized revenue, related parties	$ 16	$ 9
Incurred expenses, related parties	145	150
Master Trust Fund | Bell Canada
Disclosure of transactions between related parties [line items]
Recognized revenue, related parties	$ 14	$ 14